Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

Greenfire Resources Ltd. (the “Company” or “Greenfire”) was incorporated under the laws of Alberta on December 9, 2022. On September 20, 2023, the Company participated in a De-Spac transaction involving a number of entities, including Greenfire Resources Inc. (“GRI”) and M3-Brigade Acquisition III Corp (“MBSC”) (the “De-Spac Transaction”). Refer to Note 12 De-Spac Transaction for additional information. On January 1, 2024, GRI was amalgamated with Greenfire Resources Operation Corporation (“GROC”) and on April 4, 2024, MBSC was dissolved. These audited consolidated financial statements are comprised of the accounts of Greenfire and its wholly owned subsidiaries.

At December 31, 2024, approximately 56.5% of the Company’s common shares were owned by certain limited partnerships comprising of Waterous Energy Fund and its affiliates (collectively “WEF”) (Note 22).

The Company and its subsidiaries are engaged in the exploration, development and operation of oil and gas properties in the Athabasca oil sands region of Alberta. The Company’s corporate head office is located at 1900, 205 5th Avenue SW, Calgary, AB T2P 2V7.